ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－3 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Accounts receivable – third parties	2,458	1,881

Accounts receivable, net	2,458	1,881

The following table sets forth the ageing analysis of our accounts receivable, net, based on the invoiced date as of the dates mentioned below:

	As of December 31,
	2025	2024
	$’000	$’000

Within 30 days	1,030	306
Between 31 and 60 days	725	469
Between 61 and 90 days	418	10
Between 91 and 120 days	213	36
Between 121 and 150 days	44	880
More than 150 days	28	180

Accounts receivable, net	2,458	1,881

For the financial years ended December 31, 2025, 2024 and 2023, the Company has not recorded any provision for expected credit loss and charged to the consolidated statements of operations.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and the expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.